Shareholder Report	6 Months Ended
May 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000231252 [Member]
Shareholder Report [Line Items]
Fund Name	Guru Favorite Stocks ETF
Class Name	Guru Favorite Stocks ETF
Trading Symbol	GFGF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Guru Favorite Stocks ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://gurufocusetf.com/gfgf/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary. This report describes changes to the Fund that occurred during the reporting period.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://gurufocusetf.com/gfgf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://gurufocusetf.com/gfgf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 37,111,951
Holdings Count | holding	29
Advisory Fees Paid, Amount	$ 116,990
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$37,111,951	Portfolio Turnover Rate*	24%
# of Portfolio Holdings	29	Fund Advisory Fees	$116,990
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	33.4%
Financials	27.9%
Health Care	13.1%
Communication Services	10.1%
Consumer Discretionary	6.1%
Industrials	2.2%
Cash and Cash Equivalents	7.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Microsoft Corp.	8.1%
Alphabet, Inc. - Class A	5.5%
MSCI, Inc.	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.5%
NVIDIA Corp.	4.3%
Apple, Inc.	4.2%
ASML Holding NV	4.0%
UnitedHealth Group, Inc.	4.0%
Eli Lilly & Co.	3.9%
Elevance Health, Inc.	3.8%

Material Fund Change Expenses [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since December 1, 2025. For more complete information, you may review the Fund’s current prospectus, which is available at https://gurufocusetf.com/gfgf/ or by calling (215) 330-4476.
At a meeting held on July 17, 2026, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization providing for the reorganization of the Fund into the Alpha Architect U.S. Equity ETF, a fund with the same investment objective and investment adviser but a different sub-adviser, different principal investment strategies, and lower total annual operating expenses (0.0945% versus 0.66% for the Fund). The reorganization is expected to be effected on a tax-free basis pursuant to Rule 17a-8 under the Investment Company Act of 1940, does not require a shareholder vote, and is expected to close on or about October 23, 2026, subject to the satisfaction of customary closing conditions. A combined Information Statement/Prospectus describing the reorganization is expected to be mailed to shareholders on or about September 5, 2026.